Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2019 (unaudited)
Franklin Floating Rate Income Fund
		Country	Shares	Value
	Common Stocks 1.4%
	Diversified Support Services 0.3%
[a,b,c]	Remington Outdoor Co. Inc.	United States	732,184	$732,184
	Forest Products 1.1%
[a,c,d]	Appvion Operations Inc.	United States	209,637	2,794,985
	Total Common Stocks (Cost $35,453,756)			3,527,169
			Principal Amount*
	Corporate Bonds (Cost $7,423,149) 3.1%
	Industrial Machinery 3.1%
[e]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	8,010,795
[f]	Senior Floating Rate Interests 82.9%
	Aerospace & Defense 1.9%
	Doncasters U.S. Finance LLC,
	Second-Lien Term Loans, 10.354%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654	1,518,387
	Term B Loans, 5.604%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,797,805	3,382,452
				4,900,839
	Airlines 3.5%
	Allegiant Travel Co., Class B Term Loans, 6.709%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	3,868,754	3,883,262
[g,h]	Kestrel Bidco Inc & WestJet, Term Loan B, TBD, 8/08/26	Canada	5,000,000	5,030,355
				8,913,617
	Auto Parts & Equipment 0.9%
	Adient US LLC,
	Initial Term Loans, 6.459%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	612,500	599,485
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	1,831,375	1,792,458
				2,391,943
	Broadcasting 1.3%
	Diamond Sports Group LLC, Term Loan, 5.08%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	2,332,457	2,346,744
	Sinclair Television Group Inc., Tranche B Term Loans, 4.04%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	994,885	995,195
				3,341,939
	Cable & Satellite 2.1%
	Charter Communications Operating LLC (CCO Safari), Term B-2 Loan, 3.58%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	3,482,278	3,500,125
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.171%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,687,708	1,681,905
				5,182,030
	Coal & Consumable Fuels 11.7%
	Wolverine Fuels Holding LLC, First Lien Initial Term Loan, 7.874%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	30,168,099	29,514,446
	Diversified Support Services 0.5%
	Ventia Pty Ltd., Term B Loans, 5.604%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,147,849	1,150,718
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Electric Utilities 0.3%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.04%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$180,559	$180,277
	Term B Advance, 5.36%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	445,915	445,218
				625,495
	Forest Products 4.7%
	Appvion Operations, Inc.,
	Term Loan, 8.10%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	695,277	702,230
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	11,059,276	11,169,869
				11,872,099
	General Merchandise Stores 1.3%
[e]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.604%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	2,361,229	1,942,111
	First Lien Term Loan, PIK, 8.535%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	1,772,318	1,457,731
				3,399,842
	Health Care Services 4.0%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.036%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,916,800	1,722,245
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.036%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	3,444,958	3,454,259
	DaVita Inc., Tranche B Term Loan, 4.036%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	5,000,000	5,020,940
				10,197,444
	Hotels, Resorts & Cruise Lines 1.0%
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 3.573%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	2,500,000	2,513,125
	Industrial Machinery 8.8%
	Navistar Inc., Tranche B Term Loan, 5.42%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	13,114,824	12,975,322
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.323%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	6,334,267	6,255,088
	RBS Global Inc. (Rexnord), Term B Loan, 3.786%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,000,000	3,018,186
				22,248,596
	Integrated Telecommunication Services 10.8%
	Global Tel*Link Corp., First Lien Term Loan, 6.036%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	14,737,191	12,909,779
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.286%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	12,589,647	9,999,768
	Second Lien Initial Loan, 10.036%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000	904,750
[g]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.786%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	3,482,143	3,493,749
				27,308,046
	Investment Banking & Brokerage 0.6%
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.036%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	1,651,465	1,606,739
  |  2

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Leisure Facilities 2.8%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.286%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	$4,521,019	$3,511,340
	NASCAR Holdings Inc., Initial Term Loans, 4.628%, (3-month USD LIBOR + 2.75%), 10/18/26	United States	3,637,515	3,659,999
				7,171,339
	Movies & Entertainment 1.2%
	Live Nation Entertainment Inc., Term Loan B, 3.688%, (1-month USD LIBOR + 1.75%), 10/17/26	United States	2,941,682	2,946,265
	Oil & Gas Exploration & Production 11.7%
	Fieldwood Energy LLC, Closing Date Loans, 7.177%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	36,615,151	29,621,657
	Oil & Gas Storage & Transportation 1.1%
	Strike LLC,
	Term Loan, 10.104%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	38,558	38,510
	Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,621,940	2,618,662
				2,657,172
	Packaged Foods & Meats 0.6%
	B&G Foods Inc., Tranche B-4 Term Loan, 4.475%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	226,805	227,419
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.78%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,330,000	1,190,350
				1,417,769
	Pharmaceuticals 0.5%
	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.563%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	1,161,809	1,166,347
	Restaurants 1.4%
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 3.628%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	3,482,323	3,493,930
	Semiconductors 1.4%
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.786%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	3,500,000	3,520,163
	Specialized Consumer Services 0.0%†
	Sabre GLBL Inc., 2018 Other Term B Loans, 3.786%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	66,248	66,432
	Specialty Chemicals 0.6%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 3.854%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,599,672	1,599,880
	Specialty Stores 7.2%
	General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.54%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	19,379,282	18,319,526
	Systems Software 1.0%
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.536%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	2,595,410	2,601,314
	Total Senior Floating Rate Interests (Cost $229,614,137)			209,748,712
  |  3

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Units	Value
	Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	68,931	$ —
	Total Investments before Short Term Investments (Cost $272,491,042)			221,286,676
			Shares
	Short Term Investments (Cost $14,341,063) 5.7%
	Money Market Funds 5.7%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 1.56%	United States	14,341,063	14,341,063
	Total Investments (Cost $286,832,105) 93.1%			235,627,739
	Other Assets, less Liabilities 6.9%			17,365,199
	Net Assets 100.0%			$252,992,938

See Abbreviations on page 17.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[d]See Note 4 regarding restricted securities.
[e]Income may be received in additional securities and/or cash.
[f]The coupon rate shown represents the rate at period end.
[g]A portion or all of the security purchased on a delayed delivery basis.
[h]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[i]See Note 6 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2019 (unaudited)
Franklin Floating Rate Master Series
		Country	Shares	Value	% of Net Assets
	Common Stocks
	Diversified Support Services
[a,b,c]	Remington Outdoor Co. Inc.	United States	1,048,435	$1,048,435	0.14
	Forest Products
[a,b,c,d]	Appvion Operations Inc.	United States	563,596	7,514,138	0.98
	Oil & Gas Exploration & Production
[a]	Samson Resources II LLC	United States	155,501	3,343,272	0.44
	Total Common Stocks (Cost $50,132,461)			11,905,845	1.56
	Management Investment Companies
	Other Diversified Financial Services
[e]	Franklin Floating Rate Income Fund	United States	3,457,562	28,594,034	3.75
[e]	Franklin Liberty Senior Loan ETF	United States	1,093,000	27,155,585	3.57
	Total Management Investment Companies (Cost $61,593,342)			55,749,619	7.32
			Principal Amount*
	Corporate Bonds (Cost $9,467,707)
	Industrial Machinery
[f]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,725,759	9,921,327	1.30
[g]	Senior Floating Rate Interests
	Aerospace & Defense
	Doncasters U.S. Finance LLC,
	Second-Lien Term Loans, 10.354%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	7,681,655	2,074,047	0.27
	Term B Loans, 5.604%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	14,666,180	10,339,657	1.36
				12,413,704	1.63
	Air Freight & Logistics
	XPO Logistics Inc., Refinanced Term Loan, 3.786%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	5,000,000	5,014,930	0.66
	Airlines
	Air Canada, Term Loan, 3.805%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	4,004,350	4,024,372	0.53
	Allegiant Travel Co., Class B Term Loans, 6.709%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	7,562,000	7,590,358	0.99
[h,i]	Kestrel Bidco Inc & WestJet, Term Loan B, TBD, 8/08/26	Canada	2,926,118	2,943,882	0.39
				14,558,612	1.91
	Apparel Retail
	Ascena Retail Group Inc., Tranche B Term Loan, 6.313%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	10,979,946	6,070,999	0.80
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Auto Parts & Equipment
	Adient US LLC,
	Initial Term Loans, 6.459%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	$1,493,868	$1,462,123	0.19
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	4,466,666	4,371,749	0.57
	American Axle & Manufacturing, Inc.,
	Tranche B Term Loan, 4.08%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	1,277,015	1,221,146	0.16
	Tranche B Term Loan, 4.19%, (3-month USD LIBOR + 2.25%), 4/06/24	United States	317,498	303,607	0.04
	Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.30%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	7,141,765	7,052,408	0.93
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.286%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	6,775,397	6,731,994	0.88
				21,143,027	2.77
	Automobile Manufacturers
	Thor Industries Inc., Initial USD Term Loans, 5.813%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	6,656,777	6,502,839	0.85
	Automotive Retail
	Wand NewCo. 3 Inc. (Caliber Collision), Initial Term Loan, 5.286%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	1,496,250	1,503,918	0.20
	Broadcasting
	Diamond Sports Group LLC, Term Loan, 5.08%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	3,860,173	3,883,817	0.51
	Gray Television Inc.,
	Term B-2 Loan, 4.261%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	10,404,652	10,427,418	1.37
	Term C Loan, 4.511%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	2,859,301	2,870,695	0.38
	Mission Broadcasting Inc., Term B-3 Loan, 4.282%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	1,561,956	1,565,275	0.21
	Nexstar Broadcasting Inc.,
	Term A-4 Loan, 3.532%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	6,543,514	6,505,365	0.85
	Term B-3 Loan, 4.05%, (1-month USD LIBOR + 2.25%), 10/26/25	United States	7,860,661	7,877,365	1.03
	Sinclair Television Group Inc., Tranche B Term Loans, 4.04%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	12,703,815	12,707,779	1.67
	WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 3.532%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	181,105	180,049	0.02
				46,017,763	6.04
	Building Products
	Resideo Funding Inc.,
	Tranche A Term Loan, 4.11%, (3-month USD LIBOR + 2.00%), 10/25/23	United States	8,277,500	8,282,466	1.09
	Tranche B Term Loan, 4.11%, (3-month USD LIBOR + 2.00%), 10/25/25	United States	847,449	845,684	0.11
				9,128,150	1.20
  |  2

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Cable & Satellite
	Charter Communications Operating LLC (CCO Safari), Term B-2 Loan, 3.58%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	$822,911	$827,128	0.11
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.171%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	12,681,994	12,638,393	1.66
				13,465,521	1.77
	Casinos & Gaming
	Aristocrat Technologies Inc., Term B-3 Loans, 3.716%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	3,086,638	3,097,731	0.41
	Boyd Gaming Corp.,
	Refinancing Term B Loans, 3.96%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	7,247,473	7,268,179	0.95
	Term A Loans, 3.96%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	2,030,857	2,027,472	0.27
	Caesars Resort Collection LLC, Term B Loans, 4.536%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	6,254,511	6,170,957	0.81
	Eldorado Resorts Inc., Initial Term Loan, 4.125% - 4.313%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	5,681,108	5,679,875	0.74
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.29%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,568,160	1,570,108	0.20
	Station Casinos LLC, Term B Facility Loans, 4.29%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	5,912,573	5,926,763	0.78
				31,741,085	4.16
	Coal & Consumable Fuels
	Wolverine Fuels Holding LLC,
	First Lien Initial Term Loan, 7.874%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	14,723,936	14,404,913	1.89
	Second Lien Initial Term Loan, 12.874%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	3,679,899	3,480,569	0.46
				17,885,482	2.35
	Commodity Chemicals
	Univar USA Inc., Term B-3 Loans, 4.036%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	3,324,185	3,344,962	0.44
	Communications Equipment
	CommScope Inc., Initial Term Loans, 5.036%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	5,061,714	4,987,368	0.65
	Data Processing & Outsourced Services
	Iron Mountain Information Management LLC, Term B Loan, 3.536%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	3,055,114	3,016,925	0.39
	Neustar Inc.,
	TLB4, 5.286%, (1-month USD LIBOR + 3.50%), 8/08/24	United States	1,492,386	1,431,571	0.19
	TLB5, 6.286%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	6,279,555	6,198,455	0.81
	WEX Inc., Term B-3 Loan, 4.036%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	11,512,081	11,569,641	1.52
				22,216,592	2.91
  |  3

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Diversified Chemicals
	Chemours Co., Tranche B-2 US$ Term Loan, 3.54%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	$1,863,446	$1,769,497	0.23
	Diversified Support Services
	Ventia Pty Ltd., Term B Loans, 5.604%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	8,342,065	8,362,920	1.10
	Electric Utilities
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.04%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	1,584,624	1,582,149	0.21
	Term B Advance, 5.36%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	3,913,453	3,907,340	0.51
				5,489,489	0.72
	Food Distributors
	Aramark Corp., U.S. Term B-3 Loan, 3.536%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	1,579,533	1,584,469	0.21
	Nutraceutical International Corp., Term Loan B, 5.036%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	2,867,726	2,806,787	0.37
	U.S. Foods Inc., Initial Term Loans, 3.786%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	2,315,443	2,325,573	0.30
				6,716,829	0.88
	Food Retail
	BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.374%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	4,062,500	4,072,656	0.54
	Whatabrands LLC (Whataburger), Term Loan B, 5.516%, (3-month USD LIBOR + 3.25%), 8/02/26	United States	1,544,069	1,550,136	0.20
				5,622,792	0.74
	Forest Products
[b]	Appvion Operations, Inc.,
	Term Loan, 8.10%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	513,708	518,845	0.07
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	8,171,195	8,252,907	1.08
				8,771,752	1.15
	General Merchandise Stores
[f]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.604%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	10,100,337	8,307,527	1.09
	First Lien Term Loan, PIK, 8.535%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	7,581,225	6,235,558	0.82
				14,543,085	1.91
	Health Care Distributors
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.854%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	2,963,920	2,330,382	0.31
  |  4

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Health Care Services
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.036%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	$7,311,596	$6,569,469	0.86
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.036%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	2,881,240	2,889,019	0.38
	DaVita Inc., Tranche B Term Loan, 4.036%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	2,346,370	2,356,197	0.31
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.04%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	140,206	140,585	0.02
	[h] Initial Term Loans, 6.04%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	2,526,021	2,532,862	0.33
				14,488,132	1.90
	Health Care Technology
	IQVIA Inc., Term B-1 Dollar Loans, 4.104%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	5,681,250	5,708,475	0.75
	Industrial Machinery
	Altra Industrial Motion Corp., Term Loan, 3.786%, (3-month USD LIBOR + 2.00%), 10/01/25	United States	6,697,758	6,687,249	0.88
	Harsco Corp., Term Loan B-2, 4.063%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	4,413,672	4,427,465	0.58
	Navistar Inc., Tranche B Term Loan, 5.42%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	17,130,375	16,948,159	2.22
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.323%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,844,959	7,746,897	1.02
	RBS Global Inc. (Rexnord), Term B Loan, 3.786%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,896,875	3,920,498	0.51
				39,730,268	5.21
	Integrated Telecommunication Services
	Global Tel*Link Corp.,
	First Lien Term Loan, 6.036%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	4,849,598	4,248,248	0.56
	Second Lien Term Loan, 10.036%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	3,809,967	3,638,518	0.48
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.286%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	992,424	788,268	0.10
	Second Lien Initial Loan, 10.036%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	2,238,910	1,231,400	0.16
				9,906,434	1.30
	Interactive Media & Services
	Dcert Buyer Inc., First Lien Term Loan, 5.786%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	990,778	973,852	0.13
  |  5

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Internet Services & Infrastructure
	Carbonite Inc., Initial Term Loan, 5.677%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	$2,116,774	$2,117,104	0.28
	LegalZoom.com Inc., 2018 Term Loans, 6.286%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	4,062,002	4,068,347	0.53
	TIBCO Software Inc., Term B-2 Loans, 6.00%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	8,114,475	8,087,429	1.06
				14,272,880	1.87
	Investment Banking & Brokerage
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.036%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	5,171,267	5,031,214	0.66
	Leisure Facilities
	24 Hour Fitness Worldwide Inc., Term Loan, 5.286%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	9,273,092	7,202,132	0.94
	Equinox Holdings Inc., Term B-1 Loans, 4.786%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	5,336,989	5,323,647	0.70
	NASCAR Holdings Inc., Initial Term Loans, 4.628%, (3-month USD LIBOR + 2.75%), 10/18/26	United States	3,096,181	3,115,319	0.41
				15,641,098	2.05
	Life Sciences Tools & Services
	Syneos Health Inc., Initial Term B Loans, 3.786%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	3,212,531	3,222,570	0.42
	Marine
[h]	International Seaways Operating Corp., Initial Term Loans, 7.79%, (1-month USD LIBOR + 6.00%), 6/22/22	United States	2,554,086	2,566,059	0.34
	Mortgage REITs
	Blackstone Mortgage Trust Inc., Initial Term Loans, 4.30%, (1-month USD LIBOR + 2.50%), 4/23/26	United States	666,859	670,193	0.09
	Movies & Entertainment
	Lions Gate Capital Holdings LLC, Term A Loan, 3.536%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	8,867,946	8,657,332	1.14
	Office Services & Supplies
	West Corporation,
	Term B Loans, 5.786%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	7,449	6,249	0.00†
	Term B Loans, 5.927%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	2,920,080	2,449,825	0.32
				2,456,074	0.32
  |  6

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Oil & Gas Exploration & Production
	Fieldwood Energy LLC, Closing Date Loans, 7.177%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	$49,090,177	$39,713,953	5.21
	Utex Industries Inc.,
	First Lien Initial Term Loan, 5.786%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	14,173,375	10,913,499	1.43
	Second Lien Initial Term Loan, 9.036%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	128,288	67,993	0.01
				50,695,445	6.65
	Oil & Gas Storage & Transportation
[h,i]	Buckeye Partners LP, Initial Term, TBD, 11/01/26	United States	2,893,062	2,909,786	0.38
	Centurion Pipeline Co. LLC, Initial Term Loans, 5.036%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	3,108,756	3,114,586	0.41
	Strike LLC,
	Term Loan, 10.104%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	97,454	97,332	0.01
	Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,626,887	6,618,603	0.87
				12,740,307	1.67
	Other Diversified Financial Services
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 4.786%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	3,506,242	3,512,270	0.46
	Replacement B-6 Term Loans, 4.786%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	3,045,821	3,051,056	0.40
	Second Lien Replacement B-2 Term Loans, 8.286%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	85,525	86,113	0.01
				6,649,439	0.87
	Packaged Foods & Meats
	B&G Foods Inc., Tranche B-4 Term Loan, 4.475%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	687,895	689,758	0.09
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 9.78%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	5,669,378	5,074,093	0.66
	Term Loans, 6.03%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	9,903,933	9,293,187	1.22
	JBS USA Lux SA, New Term Loans, 4.286%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	13,877,950	13,944,037	1.83
	Post Holdings Inc., Series A Incremental Term Loans, 3.83%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	664,508	666,643	0.09
				29,667,718	3.89
	Paper Packaging
	Berry Global Inc.,
	Term U Loans, 4.439%, (1-month USD LIBOR + 2.50%), 7/01/26	United States	8,721,000	8,763,515	1.15
	Term W Loan, 3.878%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	3,940,881	3,958,123	0.52
	Reynolds Group Holdings Inc., U.S. Term Loans, 4.536%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	2,417,798	2,421,122	0.32
				15,142,760	1.99
  |  7

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Personal Products
[c]	FGI Operating Co. LLC (Freedom Group),
	[f] Term Loan, PIK, 12.10%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	$11,483,509	$11,204,781	1.47
	Term Loan FILO, 9.624% - 9.658%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	6,848,631	6,835,258	0.90
	Sunshine Luxembourg VII SARL, Facility B1 Commitments, 6.349%, (2-month USD LIBOR + 4.25%), 9/25/26	Luxembourg	1,000,000	1,002,000	0.13
				19,042,039	2.50
	Pharmaceuticals
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.063%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	2,467,622	2,267,569	0.30
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.086%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	11,361,984	11,392,161	1.49
	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.563%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	9,374,270	9,410,886	1.24
	Innoviva Inc., Initial Term Loan, 6.652%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	93,404	92,003	0.01
	Valeant Pharmaceuticals International, Initial Term Loans, 4.921%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	7,991,455	8,029,191	1.05
				31,191,810	4.09
	Research & Consulting Services
	Nielsen Finance LLC, Class B-4 Term Loans, 3.94%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,687,023	1,683,332	0.22
	Restaurants
	1011778 B.C. ULC, Term B-3 Loan, 4.036%, (1-month USD LIBOR + 2.25%), 2/17/24	Canada	1,628,312	1,633,394	0.21
	NPC International Inc., Second Lien Initial Term Loan, 9.427%, (3-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	879,803	0.12
				2,513,197	0.33
	Semiconductor Equipment
	MKS Instruments Inc., Tranche B-6 Term Loan, 3.536%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	2,572,453	2,582,903	0.34
	Semiconductors
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.786%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	3,394,659	3,414,216	0.45
	Specialized Consumer Services
	Avis Budget Car Rental LLC, Tranche B Term Loans, 3.79%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	9,667,933	9,688,042	1.27
	NVA Holdings Inc.,
	Term B-3 Loan, 4.536%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	5,107,807	5,106,530	0.67
	Term B-4 Loan, 5.286%, (1-month USD LIBOR + 3.50%), 2/02/25	United States	884,065	885,170	0.12
  |  8

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Specialized Consumer Services (continued)
	Sabre GLBL Inc.,
	2017 Other Term A Loans, 4.036%, (1-month USD LIBOR + 2.25%), 7/01/22	United States	$2,422,310	$2,426,852	0.32
	2018 Other Term B Loans, 3.786%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,523,082	1,527,298	0.20
				19,633,892	2.58
	Specialty Chemicals
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 3.854%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	7,087,894	7,088,816	0.93
	Oxbow Carbon LLC,
	Tranche A Term Loan, 4.286%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	1,629,718	1,621,569	0.21
	Tranche B Term Loan, 5.536%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	4,489,500	4,486,694	0.59
				13,197,079	1.73
	Specialty Stores
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 8.79%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	1,155,266	1,156,791	0.15
	Tranche B-2 Term Loans, 10.54%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	18,983,598	17,945,480	2.35
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.286%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	2,141,251	2,099,764	0.28
	Jo-Ann Stores Inc., Initial Loans, 6.934%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	4,970,919	3,815,180	0.50
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.30% - 4.323%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	7,636,729	7,451,539	0.98
	PetSmart Inc., Amended Loan, 5.93%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	70,907	69,297	0.01
				32,538,051	4.27
	Systems Software
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.536%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	8,426,881	8,446,052	1.11
	Trucking
	Hertz Corp., Tranche B-1 Term Loan, 4.54%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	5,591,244	5,599,396	0.73
	Total Senior Floating Rate Interests (Cost $688,228,236)			647,663,915	84.98
			Units
	Escrows and Litigation Trusts (Cost $—)
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	98,704	—	0.00
  |  9

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
	Short Term Investments (Cost $22,419,536)
	Repurchase Agreements
[j]	Joint Repurchase Agreement, 1.722%, 11/01/19 (Maturity Value $22,420,608) BNP Paribas Securities Corp. (Maturity Value $15,870,876) Deutsche Bank Securities Inc. (Maturity Value $3,904,549) HSBC Securities (USA) Inc. (Maturity Value $2,645,183) Collateralized by U.S. Government Agency Securities, 5.00%, 10/20/48; [k]U.S. Treasury Bills, 12/03/19 - 12/10/19; and U.S. Treasury Notes, 1.625% - 1.875%, 3/15/20 - 4/30/22 (valued at $ 22,868,343 )	United States	$22,419,536	$22,419,536	2.94
	Total Investments (Cost $831,841,282)			747,660,242	98.10
	Other Assets, less Liabilities			14,491,269	1.90
	Net Assets			$762,151,511	100.00

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[d]See Note 4 regarding restricted securities.
[e]See Note 6 regarding investments in affiliated management investment companies.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[j]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2019, all repurchase agreements had been entered into on that date.
[k]The security was issued on a discount basis with no stated coupon rate.
At October 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$16,920,000	$(720,374)	$(525,040)	$(195,334)
Total Credit Default Swap Contracts					$(720,374)	$(525,040)	$(195,334)

[a]Performance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Abbreviations on page 17.
  |  10

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  11

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Floating Rate Master Series - Swaps
4.  RESTRICTED SECURITIES
At October 31, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act were as follows:
Shares/Units		Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Income Fund
209,637	[a]	Appvion Operations Inc.	6/14/18	$2,148,646	$2,794,985
68,931	[b]	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
		Total Restricted Securities (Value is 1.1% of Net Assets)		$2,148,646	$2,794,985
Franklin Floating Rate Master Series
563,596	[c]	Appvion Operations Inc.	6/14/18 - 4/12/19	$5,922,238	$7,514,138
98,704	[d]	Remington Outdoor Co. Inc., Litigation Units	4/12/18 - 5/16/18	—	—
		Total Restricted Securities (Value is 0.99% of Net Assets)		$5,922,238	$7,514,138

[a]The Fund also invests in unrestricted securities of the issuer, valued at $11,872,099 as of October 31, 2019.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $732,184 as of October 31, 2019.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $8,771,752 as of October 31, 2019.
[d]The Fund also invests in unrestricted securities of the issuer, valued at $1,048,435 as of October 31, 2019.
  |  12

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units Held at End of Period	Investment Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
								Dividends
Remington Outdoor Co. Inc.	$1,555,891	$ —	$ —	$ —	$(823,707)	$732,184	732,184	$ —
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	68,931	—
Total Affiliated Securities (Value is 0.3% of Net Assets)	$1,555,891	$ —	$ —	$ —	$(823,707)	$732,184		$ —
Franklin Floating Rate Master Series
Non-Controlled Affiliates
								Dividends
Appvion Operations Inc.	$6,443,971	$ —	$ —	$ —	$1,070,167	$7,514,138	563,596	$ —
Remington Outdoor Co. Inc.	2,227,925	—	—	—	(1,179,490)	1,048,435	1,048,435	—
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	98,704	—
	$8,671,896	$ —	$ —	$ —	$(109,323)	$8,562,573		$ —
								Interest
Appvion Operations Inc., Term Loan, 6/15/26	$8,668,314	$—	$(26,619)[a]	$(238)	$130,295	$8,771,752	8,684,903	$283,136
Total Affiliated Securities (Value is 2.3% of Net Assets)	$17,340,210	$ —	$(26,619)	$(238)	$20,972	$17,334,325		$283,136
aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$37,831,757	$51,760,810	$(75,251,504)	$—	$—	$14,341,063	14,341,063	$179,994
Franklin Floating Rate Master Series
Controlled Affiliates
Franklin Liberty Senior Loan ETF	$27,197,447	$ —	$ —	$ —	$(41,862)	$27,155,585	1,093,000	$275,200
Non-Controlled Affiliates
Franklin Floating Rate Income Fund	29,769,605	—	—	—	(1,175,571)	28,594,034	3,457,562	507,197
Total Affiliated Securities	$56,967,052	$ —	$ —	$ —	$(1,217,433)	$55,749,619		$782,397
  |  13

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
7.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Diversified Support Services	$—	$—	$732,184	$732,184
Forest Products	—	—	2,794,985	2,794,985
Corporate Bonds	—	8,010,795	—	8,010,795
Senior Floating Rate Interests	—	209,748,712	—	209,748,712
Escrows and Litigation Trusts	—	—	—[b]	—
Short Term Investments	14,341,063	—	—	14,341,063
Total Investments in Securities	$14,341,063	$217,759,507	$3,527,169	$235,627,739
Franklin Floating Rate Master Series
Assets:
Investments in Securities:[a]
Equity Investments:[c]
Diversified Support Services	$—	$—	$1,048,435	$1,048,435
Forest Products	—	—	7,514,138	7,514,138
Oil & Gas Exploration & Production	—	3,343,272	—	3,343,272
All Other Equity Investments	55,749,619	—	—	55,749,619
Corporate Bonds	—	9,921,327	—	9,921,327
Senior Floating Rate Interests:
Personal Products	—	1,002,000	18,040,039	19,042,039
All Other Senior Floating Rate Interests	—	628,621,876	—	628,621,876
Escrows and Litigation Trusts	—	—	—[b]	—
Short Term Investments	—	22,419,536	—	22,419,536
Total Investments in Securities	$55,749,619	$665,308,011	$26,602,612	$747,660,242
Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$195,334	$—	$195,334

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at October 31, 2019.
[c]Includes common stocks and management investment companies.
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the three months ended October 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Equity Investments:
Diversified Support Services	$ —	$ —	$ —	$ 732,184	$ —	$ —	$ —	$ —	$ 732,184	$ —
Forest Products	2,396,922	—	—	—	—	—	—	398,063	2,794,985	398,063
Escrows and LitigationTrusts	—[c]	—	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$ 2,396,922	$ —	$ —	$ 732,184	$ —	$ —	$ —	$ 398,063	$ 3,527,169	$ 398,063
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:
Diversified Support Services	$—	$—	$—	$1,048,435	$—	$—	$—	$—	$1,048,435	$—
Forest Products	6,443,971	—	—	—	—	—	—	1,070,167	7,514,138	1,070,167
Senior Floating Rate Interest-Oil & Gas Exploration & Production	3,977,013	—	(3,978,246)	—	—	497	14,677	(13,941)	—	—
Senior Floating Rate Interest-Personal Products	17,407,172	499,217	—	—	—	17,845	—	115,805	18,040,039	115,805
Escrows and LitigationTrusts	—[c]	—	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$ 27,828,156	$ 499,217	$ (3,978,246)	$ 1,048,435	$ —	$ 18,342	$ 14,677	$ 1,172,031	$ 26,602,612	$ 1,185,972
aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
7.  Fair Value Measurements (continued)
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$2,794,985	Discounted cash flow	Weighted average cost of capital	17.7%	Decrease[c]
			Total unlevered free cashflows	$162.0 mil	Increase[c]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth	0.0%	Increase[d]
All Other Investments[e]	732,184[f]
Total	$3,527,169
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$7,514,138	Discounted cash flow	Weighted average cost of capital	17.7%	Decrease[c]
			Total unlevered free cashflows	$162.0 mil	Increase[c]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth	0.0%	Increase[d]
Senior Floating Rate Interests:
Personal Products	18,040,039	Discounted cash flow	Discount rate	10.8% - 13.3% (12.4%)	Decrease[c]
			Free cash flow	$8.1 - $15.2 mil ($12.5) mil	Increase[c]
All Other Investments[e]	1,048,435[f]
Total	$26,602,612
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at October 31, 2019.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Currency
USD	United States Dollar
Selected Portfolio
ETF	Exchange Traded Fund
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
TBD	To Be Determined

Index
CDX.NA.HY.Series number	CDX North America High Yield Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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